INCOME TAX	6 Months Ended
Jun. 30, 2024
Major components of tax expense (income) [abstract]
INCOME TAX

7. INCOME TAX

	For the six months ended June 30,
	2024	2023
	USD’000	USD’000
Continuing operations
Current Tax:
PRC Income Tax Expense	1	-
US Income Tax Expense	1	-
Deferred tax expense	-	-
	2	-

Discontinued operations did not incur any income tax expense for the six months ended June 30, 2024.

British Virgin Islands Profits Tax

The Company has not been subject to any taxation in this jurisdiction for the six months ended June 30, 2024 and 2023.

Hong Kong Profits Tax

The subsidiaries in Hong Kong are subject to tax charged on Hong Kong sourced income, the corporate tax rate in Hong Kong is a two-tier one starting with the year of assessment 2018/2019 (from April 1, 2018): the tax is 8.25% (7.5% for unincorporated companies) on the first 2 million HKD of taxable profits and 16.5% (15% for unincorporated companies) for the rest of the profits. No Hong Kong profits tax has been provided as the Company has no assessable profit arising in Hong Kong for the six months ended June 30, 2024 and 2023.

US Income Tax

The Company’s U.S. subsidiaries are subject to U.S. federal income tax rate of 21%, and New York state corporate income tax with rates ranging from 6.5% to 7.25%.

PRC Income Tax

Most subsidiaries of the Company in the PRC are subject to the enterprise income tax in accordance with “PRC Enterprise Income Tax Law”, and the applicable income tax rate for the six months ended June 30, 2024 and 2023 is 25%. Both Antelope Holdings (Chengdu) Co., Ltd (“Antelope Chengdu”) and Chengdu Future Talented Management and Consulting Co, Ltd (“Chengdu Future”) are subject to 2.5% preferential income tax rate for the six months ended June 30, 2024 and 2023.